Condensed Financial Information of Registrant (Guarantee) - Additional Information (Detail) (Ryerson Holding Corporation [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Ryerson Holding Corporation [Member]
Guarantor Obligations [Line Items]
Loans guaranteed	$ 35